Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, equipment and software, net
Schedule of Property, equipment and software, net

	December 31, 2011	December 31, 2012
	RMB	RMB
Office building	933,344,157	935,256,692
Office furniture	16,380,361	16,437,212
Computers & office equipment	109,621,774	127,977,849
Game servers	222,998,741	239,477,774
Motor vehicles	4,893,510	10,741,240
Office improvement	120,578,379	121,803,397
Leasehold improvement	49,466,562	68,731,096
Software	46,944,492	55,176,727

Total	1,504,227,976	1,575,601,987
Less: Accumulated depreciation	(244,377,478)	(369,116,568)

Net book value	1,259,850,498	1,206,485,419